Accounts Receivable	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Accounts Receivable [Abstract]
ACCOUNTS RECEIVABLE

NOTE 7 — ACCOUNTS RECEIVABLE

The components of accounts receivable, net, from revenue from contracts with customers include the following:

	September 30, 2025	December 31, 2024
Accounts receivable	$57,213	$62,745
Investment banking fees, commissions and other receivables	12,824	12,008
Total accounts receivable	70,037	74,753
Allowance for credit losses	(6,580)	(6,100)
Accounts receivable, net	$63,457	$68,653

Additions and changes to the allowance for credit losses consist of the following:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2025	2024	2025	2024
Balance, beginning of period	$6,022	$3,176	$6,100	$4,373
Changes to reserve	973	943	2,587	521
Other adjustments and write-offs	(415)	(20)	(2,090)	(795)
Recoveries	—	—	(17)	—
Balance, end of period	$6,580	$4,099	$6,580	$4,099

NOTE 7 — ACCOUNTS RECEIVABLE

The components of accounts receivable, net, include the following:

	December 31, 2024	December 31, 2023
Accounts receivable	$62,745	$73,219
Investment banking fees, commissions and other receivables	12,008	13,110
Total accounts receivable	74,753	86,329
Allowance for credit losses	(6,100)	(4,373)
Accounts receivable, net	$68,653	$81,956

Additions and changes to the allowance for credit losses consist of the following:

	Year Ended December 31,
	2024	2023
Balance, beginning of period	$4,373	$1,501
Add: Additions to reserve	3,628	4,402
Less: Other adjustments and write-offs	(1,976)	(1,555)
Less: Recovery	75	25
Balance, end of period	$6,100	$4,373